LONG-TERM DEBT AND FINANCING - Additional information (Details) $ in Millions				12 Months Ended
		Mar. 18, 2021 CAD ($)	Oct. 19, 2020 CAD ($)	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2020 CAD ($)		Mar. 31, 2019 CAD ($)	Apr. 06, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)		Mar. 09, 2021 USD ($)	Mar. 09, 2021 CAD ($)	Dec. 31, 2020	Sep. 28, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 782,003,000					$ 655,740,000
Repayments of borrowings classified as financing activities.				$ 5,073,000	25,257,000		$ 173,366,000
Borrowings, letters of credit										41,700,000
Home Trust Company [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings										$ 5,500,000
Interest rate									8.99%	8.99%
Home Trust Company [Member] | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, term (Year)				3 years
Home Trust Company [Member] | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, term (Year)				5 years
Companies' Creditors Arrangement Act [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 125.0
Total borrowings												$ 100.0
Interest rate												13.00%	13.00%
Remaining Borrowings								$ 25.0
Origination Fee Percentage									1.00%	1.00%
Commitment Fee Percentage									1.00%	1.00%
Credit facility
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 335,000,000			236,389,000	[1]				$ 227,189,000	[1]		$ 335,000,000
Available capacity under Letter of Credit										4,500,000
Proceeds from borrowings				$ 227,200,000
Borrowings, letters of credit										$ 57,700,000
Total borrowing costs incurred	[1]				$ 1,644,000
Credit facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate									4.25%	4.25%
Credit facility | Libor
Disclosure of detailed information about borrowings [line items]
Basis rate									5.25%	5.25%
Credit facility | Canadian bank prime rate
Disclosure of detailed information about borrowings [line items]
Basis rate									2.45%	2.45%
Credit facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate									3.25%	3.25%
Credit facility | Debt agreement recapitalization [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings										$ 335,000,000					$ 335,000,000
Lender Support Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Renewals Of Letter Of Credit		335,000,000
Advances To Outstanding Letter Of Credit		335,000,000
Limited Amount Of Letter Of Credit		46,100,000
Repayments of borrowings classified as financing activities.		$ 125,000,000
10.25 % term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings									$ 205.9	$ 289,904,000	[2]
Interest rate					10.25%				10.25%	10.25%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares				786,982
Debt Issuance Notes Capitalized Accrual										$ 13,900,000
7.0% $13M subordinated notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 13,000,000					13,000,000
Total borrowings										$ 13,607,000	[3]				15,000,000
Interest rate					7.00%				7.00%	7.00%
Debt Instrument Principal Amounts			$ 13,200,000							$ 15,000,000
Subordinated convertible debentures, Term				6 years
Debt Instrument Annual Interest Rate									7.00%	7.00%
Debt Instrument Semi Annual Interest Rate									7.00%	7.00%
Debt Issuance Notes Capitalized Accrual										$ 400,000
Consideration for tender offer			$ 0
Unsecured term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 280,535,000	[4]			$ 207.0
Interest rate					8.75%				8.75%	8.75%				8.75%
6.75% $100M convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 100,000,000					$ 100,000,000
Total borrowings					$ 90,187,000	[5]									100,000,000
Interest rate					6.75%				6.75%	6.75%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares				3,592,069
6.75% $160M convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 160,000,000					$ 160,000,000
Total borrowings					$ 153,995,000	[6]									$ 160,000,000
Interest rate					6.75%				6.75%	6.75%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares				5,747,310
6.5% convertible bonds
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 12,851,000	[7]				$ 9,200,000
Interest rate					6.50%				6.50%	6.50%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares				35,737
Supplier finance and others
Disclosure of detailed information about borrowings [line items]
Accruals classified as current										$ 3,000,000

[1]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the $335 million Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the $335 million Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the $335 million Credit Facility. The amount of Letters of Credit that may be issued is limited to the greater of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid; and $125 million.As part of the September Recapitalization, Just Energy extended the $335 million Credit Facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy’s obligations under the $335 million Credit Facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily the Filter Group. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As a result of the CCAA filing, the borrowers are in default under the Credit Facility. However, any potential actions by the lenders have been stayed pursuant to the Court Order. In addition, pursuant to the Lender Support Agreement, the lenders have agreed to continue to provide access to the issuance of Letters of Credit. As at March 31, 2021, the Company had Letter of Credit capacity of $4.5 million available.The outstanding Advances are all Prime rate advances at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. As at March 31, 2021, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2021, $227.2 million has been drawn against the facility, $41.7 of letters of credit outstanding has been issued under the Canadian and U.S. facilities and $57.7 of Letters of Credit are outstanding under the LC Facility. As a result of the CCAA filing, the Credit Facility has been reclassified to short-term reflecting the potential acceleration of the debt allowed under the Credit Facility. Additionally, all deferred debt issue costs have been accelerated in the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.
[2]	As part of the September Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at March 31, 2021 includes an accrual of $13.9 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan, as described below. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. As a result, the prepayment fee has been accelerated and accrued and is presented in the Reorganization cost on the Consolidated Statement of Loss.
[3]	As part of the September Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“7.0% Subordinated Notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% Subordinated Notes bear an annual interest rate of 7.0% payable in-kind. The balance at March 31, 2021 includes an accrual of $0.4 million for capitalized interest payable on the notes. The 7.0% Subordinated Notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration on October 19, 2020. As a result of the CCAA filing, the Company is in default under the 7.0% Subordinated Notes’ Trust Indenture agreement. However, any potential actions by the lenders under the 7.0% Subordinated Notes have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the 7.0% Subordinated Notes have been classified as current. Additionally, all deferred debt issue costs have been accelerated to the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.
[4]	As part of the September Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The 8.75% loan had US$207.0 million outstanding plus accrued interest.
[5]	As part of the September Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.
[6]	As part of the September Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.
[7]	As part of the September Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest at the time of the September Recapitalization.